BALANCE SHEETS - USD ($)	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 19,230	$ 0
Prepaid expense	18,000	0
Total Current Assets	37,230	0
Property and Equipment, net	1,927	0
Intangible Assets, net	10,573	0
OTHER ASSETS:
Deferred offering costs	0	0
Total Other Assets	0	0
TOTAL ASSETS	49,730	0
CURRENT LIABILITIES:
Accounts payable and accrued expense	93,265	0
Related party loan	6,000	0
Nonrelated party loans	105	610
TOTAL LIABILITIES	99,370	610
STOCKHOLDERS' EQUITY (DEFICIT):
Preferred stock, $0.001 par value; 1,000,000 shares authorized; none issued or outstanding	0	0
Common stock, $0.001 par value; 100,000,000 shares authorized; 15,000,000 and 6,000,000 shares issued and outstanding as of December 31, 2015 and December 31, 2014, respectively	15,000	6,000
Additional paid in capital	52,860	0
Accumulated deficit	(117,500)	(6,610)
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)	(49,640)	(610)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 49,730	$ 0